Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax		£ 8,108	£ 6,557	£ 7,012
Adjustment for non-cash items:
Credit impairment charges		1,982	1,881	1,220
Depreciation, amortisation and impairment of property, plant, equipment and intangibles		1,734	2,147	1,786
Other provisions, including pensions		500	482	1,724
Net loss on disposal of investments and property, plant and equipment		20	11	54
Other non-cash movements including exchange rate movements		2,384	10,729	(13,298)
Changes in operating assets and liabilities
Net decrease/(increase) in cash collateral and settlement balances		2,391	1,165	(881)
Net decrease/(increase) in loans and advances at amortised cost		284	10,947	(24,949)
Net (increase)/decrease in reverse repurchase agreements and other similar secured lending		(2,140)	(1,818)	2,451
Net increase/(decrease) in deposits at amortised cost		14,952	(6,958)	26,349
Net (decrease)/increase in debt securities in issue		(9,978)	(19,640)	9,210
Net (decrease)/increase in repurchase agreements and other similar secured borrowing		(2,186)	14,549	(1,300)
Net (increase)/decrease in derivative financial instruments		(7,303)	5,968	(7,071)
Net decrease/(increase) in trading portfolio assets		8,152	(40,792)	13,222
Net (decrease)/increase in trading portfolio liabilities		(1,761)	(14,255)	18,755
Net (decrease)/increase in financial assets and liabilities at fair value through the income statement		(2,408)	32,819	(919)
Net increase in other assets		(4,040)	(1,521)	(3,497)
Net (decrease)/increase in other liabilities		(2,295)	(2,362)	1,051
Corporate income tax paid		(1,283)	(836)	(688)
Net cash from operating activities		7,113	(927)	30,231
Cash flows from (used in) investing activities [abstract]
Purchase of debt securities at amortised cost		(28,945)	(19,977)	(27,731)
Proceeds from redemption or sale of debt securities at amortised cost		17,505	7,332	14,277
Purchase of financial assets at fair value through other comprehensive income		(80,980)	(66,415)	(69,380)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income		73,819	59,756	62,821
Purchase of property, plant and equipment and intangibles		(1,574)	(1,718)	(1,746)
Acquisition of business		(460)	(2,415)	0
Other cash flows associated with investing activities	[1]	2,749	23	86
Net cash from investing activities		(17,886)	(23,414)	(21,673)
Cash flows from (used in) financing activities [abstract]
Dividends paid and other coupon payments on equity instruments		(2,261)	(2,259)	(1,978)
Issuance of subordinated liabilities		1,870	1,523	1,477
Redemption of subordinated liabilities		(476)	(2,239)	(2,679)
Issue of shares and other equity instruments		1,684	3,251	3,205
Repurchase of shares and other equity instruments		(4,525)	(4,750)	(3,655)
Issuance of debt securities	[2]	12,144	9,836	11,139
Redemption of debt securities	[2]	(7,143)	(6,252)	(6,335)
Net purchase of treasury shares		(509)	(499)	(478)
Net cash from financing activities		784	(1,389)	696
Effect of exchange rates on cash and cash equivalents		(2,407)	(5,053)	10,330
Net (decrease)/increase in cash and cash equivalents		(12,396)	(30,783)	19,584
Cash and cash equivalents at beginning of year		248,007	278,790	259,206
Cash and cash equivalents at end of year		235,611	248,007	278,790
Cash and cash equivalents comprise:
Cash and balances at central banks		210,184	224,634	256,351
Loans and advances to banks with original maturity of three months or less		7,230	6,639	6,431
Cash collateral balances with central banks with original maturity of three months or less		16,650	15,450	15,150
Treasury and other eligible bills with original maturity of three months or less		1,547	1,284	858
Cash and cash equivalents at end of year		£ 235,611	£ 248,007	£ 278,790

[1]	This relates to the net proceeds from sale of Italian retail mortgage portfolio.
[2]	ssuance of debt securities and redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for
MREL instruments which came into effect during 2019.  Refer to Note 1, paragraph 4(vi), for further details.